Subsequent Events (Details) - USD ($)		1 Months Ended				12 Months Ended
	Dec. 15, 2021	Apr. 20, 2022	Apr. 18, 2022	Feb. 28, 2022	Jan. 30, 2022	Dec. 31, 2023	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Convertible note	$ 3,380,000
Allotment shares							2,000,000
Warrant shares							2,000,000
Cashless exercise price							$ 1.24
Warrants [Member]
Subsequent Events (Details) [Line Items]
Purchase price per ordinary share							$ 1.5
Non-adjusting Events After Reporting Period [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares			6,250,000		2,420,000
Purchase price per ordinary share		$ 1.5	$ 1.5		$ 5
Gross proceeds		$ 500,000			$ 10,000,000
Warrant excise price			$ 1.5		$ 5
Issuance term			5 years		5 years
Cash					$ 2,400,000
Face value					$ 5,800,000
Total Consideration				$ 5,200,000
Cash paid				$ 1,200,000
Ordinary shares purchase		416,668	5,000,000
Ordinary shares par value		$ 0.09
Finance received						$ 10,000,000
Non-adjusting Events After Reporting Period [Member] | Private Placements [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares					2,420,000
Aggregate ordinary shares		333,334
Gross proceeds		$ 7,500,000
Non-adjusting Events After Reporting Period [Member] | Warrants [Member]
Subsequent Events (Details) [Line Items]
Aggregate ordinary shares			2,400,000
Purchase price per ordinary share			$ 5